INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
INVENTORY
INVENTORY

NOTE 12 - INVENTORY

During the quarter ending June 30, 2024, the Company wrote off $5,041 in damaged inventory. As of June 30, 2024 and December 31, 2023, the Company’s inventory was $25,761 and $30,802, respectively, which consisted of $25,761 and $30,802 in raw material, respectively and $0 in finished goods, respectively.

NOTE 12 - INVENTORY

As of December 31, 2023, the Company’s inventory was $30,802, which consisted of $30,802 in raw material and $0 in finished goods.

As of December 31, 2022, the Company’s inventory was $178,003, which consisted of $46,740 in raw material and $131,263 in finished goods.